Taxation on Ordinary Activities - Summary of Factors Affecting the Taxation Charge (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Profit before taxation	£ 9,324	£ 9,163	£ 8,672
Share of post-tax results of associates and joint ventures	(442)	(415)	(455)
Profit before tax excluding associates and joint ventures	8,882	8,748	8,217
Tax at 19% (2021 and 2020: 19%) on the above	1,688	1,662	1,561
Tax at standard rates other than UK corporation tax rate	397	319	368
Other national tax charges	244	184	142
Permanent differences	83	87	20
Overseas withholding taxes	156	189	155
Double taxation relief on UK profits	(26)	(23)	(22)
Unutilised/(utilised) tax losses	12	(10)	5
Adjustments in respect of prior periods	41	(43)	18
Deferred tax relating to changes in tax rates	(66)	(158)	(133)
Additional net deferred tax (credits)/charges	(51)	(18)	(6)
Taxation on ordinary activities	£ 2,478	£ 2,189	£ 2,108
Tax at 19% (2021 and 2020: 19%) on the above, percentage	19.00%	19.00%	19.00%
Tax at standard rates other than UK corporation tax rate, percentage	4.50%	3.60%	4.50%
Other national tax charges, percentage	2.70%	2.10%	1.70%
Permanent differences, percentage	0.90%	1.00%	0.30%
Overseas withholding taxes, percentage	1.80%	2.20%	1.90%
Double taxation relief on UK profits, percentage	0.30%	0.30%	0.30%
(Utilised)/unutilised tax losses, percentage	0.10%	(0.10%)	0.10%
Adjustments in respect of prior periods, percentage	0.50%	(0.50%)	0.20%
Deferred tax relating to changes in tax rates, percentage	(0.70%)	(1.80%)	(1.60%)
Additional net deferred tax (credits)/charges, percentage	(0.60%)	(0.20%)	(0.10%)
Total average effective tax rate	27.90%	25.00%	25.70%